Related party transactions - Summarizes the Company's related party transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Related party transactions
Office salaries and benefits	$ 2,340,352	$ 512,525	$ 7,471,800	$ 1,538,915
MAC Engineering, SASU
Related party transactions
Research and Development				997,479
Roger Moore
Related party transactions
Interest expense	74,913		224,161
California Electric Boat Company
Related party transactions
Rental expense	$ 52,979	$ 48,942	156,604	$ 146,827
Marine Ventures LLC
Related party transactions
Rental expense			143,720
Management fees			$ 159,269